Share warrants (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of reserves within equity [line items]
Schedule of Warrant Obligations

The Group has recognised the following warrant obligations (refer Note 20):

Particulars	Public warrants	Private warrants	Total
Balance at April 1, 2022	1,543	943	2,486
Foreign currency translation	149	30	179
Converted to Public warrants	171	(171)	—
Change in fair value	(948)	(408)	(1,356)
Balance at March 31, 2023	915	394	1,309
Foreign currency translation	9	5	14
Converted to Public warrants	32	(32)	—
Change in fair value	(398)	(153)	(551)
Balance at March 31, 2024	558	214	772
Foreign currency translation	10	3	13
Converted to Public warrants	78	(78)	-
Change in fair value	(490)	(105)	(595)
Balance at March 31, 2025 (INR)	156	34	190
Balance at March 31, 2025 (USD)	2	0	2